DEFERRED REVENUE	12 Months Ended
Dec. 31, 2024
Revenue Recognition and Deferred Revenue [Abstract]
DEFERRED REVENUE

13. DEFERRED REVENUE

	As of December 31,
	2023	2024
	RMB	RMB

Deferred merchandise revenue	6,063	7,256
Deferred marketplace revenue	3,144	1,175
Deferred other revenue	205	165
Total deferred revenue	9,412	8,596

The revenue recognized in the years ended December 31, 2022, 2023 and 2024 that was included in deferred revenue as of the beginning of each respective period were RMB 105,752, RMB 21,748 and RMB 9,412, respectively.